Vessel Sales and Write-downs	12 Months Ended
Dec. 31, 2012
Vessel Sales and Write-downs
18.	Vessel Sales and Write-downs

a) Vessel Sales

During 2012, the Company sold two shuttle tankers and three conventional tankers, resulting in a loss on sale of $1.1 million (shuttle tanker segment) and $5.9 million (conventional tanker segment). In addition, the Company sold its joint venture interest in the Ikdam FPSO unit and realized a gain of $10.8 million, which has been recorded in equity income (loss) on the Company’s consolidated statements of loss for the year ended December 31, 2012. During 2011, the Company sold one FSO unit and one conventional tanker, resulting in a loss on sale of $0.2 million (shuttle tanker and FSO segment). During 2010, the Company sold one LPG carrier and four conventional tankers, resulting in a gain on sale of $4.3 million (liquefied gas segment) and a loss on sale of $2.3 million (conventional tanker segment). All of the vessels disposed of were older vessels that the Company disposed of in the ordinary course of business.

b) Write-downs of Vessels, Equipment and Equity Accounted Investments

In 2012, 19 conventional tankers were written down to their estimated fair value using an appraised value, resulting in a total write down of $405.3 million within the conventional tanker segment. The appraised values were determined based on second-hand sale and purchase market data. This write down includes ten Suezmax tankers ($335.0 million), seven Aframax tankers ($66.0 million), and two other conventional tankers ($4.3 million). When comparing seven of the ten Suezmax tankers to each other and when comparing four of the seven Aframax tankers to each other, the vessels have a similar age, had a similar carrying value before the impairment and a similar estimated fair value, and are all being employed in the spot market or on short term time-charters. The total write down of $405.3 million includes $350.2 million from these eleven vessels. The primary factors that caused the write downs were a negative change in the outlook for the crude tanker market, a delay in the expected timing of a recovery of the crude tanker market as well as the expected discrimination impact from more fuel efficient vessels being constructed. One of the seven Aframax tankers was held for sale at December 31, 2012 and was subsequently sold in January 2013.

In 2012, four older shuttle tankers and one FSO unit were written down to their estimated fair value, resulting in a total write down of $28.8 million within the shuttle tanker and FSO segment. The write downs were the result of the Company entering into agreements in the fourth quarter of 2012 to sell two shuttle tankers and a change in the operating plans for the remaining vessels. Excluding one shuttle tanker, the estimated fair value for all five vessels was determined using an appraised value, based on second hand sale and purchase market data. The estimated fair value for the remaining vessel was determined using a discounted cash flow approach. Such a technique used estimates of future operating life (2.2 years based on the estimated remaining trading life of this vessel), future revenues ($37.2 million based on field production forecasts and the availability of contracts of affreightment suitable for the vessel), operating and dry-dock expenditures ($20.5 million), a residual value ($6.5 million based on the vessel’s light weight tonnage and the price of steel), and a discount rate (7.9%) that approximates the weighted average cost of capital of a market participant.

In 2011, eight older conventional tankers were written down to their estimated fair value using an appraised value, resulting in a total write down of $112.1 million within the conventional tanker segment. The write downs were the result of a change in the operating plans for certain vessels, escalating dry dock costs, a general decline in the future outlook for shipping and the global economy combined with delayed optimism on when economic recovery may occur.

In 2011, three older shuttle tankers and one FSO unit were written down to their estimated fair value using an appraised value, resulting in a total write down of $43.2 million within the shuttle tanker and FSO segment. The write downs were the result of the age of the vessels, the requirements of operating in the North Sea and Brazil, a change in the operating plans for certain vessels, and escalating dry dock costs.

During the year ended December 31, 2011, the Company incurred a $19.4 million write-down of its investment in PTH, a 50% joint venture which provides ship-to-ship lightering services. The write-down was recorded in equity income (loss) on the Company’s consolidated statement of loss for the year ended December 31, 2011. The Company’s investment in PTH is part of the Company’s conventional tanker segment and was written down to its estimated fair value, which is based upon the estimated liquidation values of the underlying net assets of PTH. The recognition of this write-down was driven by the continuing weak tanker market.

In 2010, certain shuttle tanker equipment and one 1992-built shuttle tanker was written down to its estimated fair value using an appraised value, resulting in a total write down of $19.5 million within the shuttle tanker and FSO segment. The write downs were the result of a change in expectation for utilization of the shuttle tanker equipment on new projects and in conjunction with the termination of the charter contract for the vessel. In addition, certain intangible assets of the conventional tanker segment were written down by $31.7. See Note 6.